Stock-Based Compensation - Stock Awards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Performance share units (PSUs)
Stock Award Activity
Beginning balance (in shares)	2,265,375
Granted (in shares)	2,204,963	426,625	618,005
Vested (in shares)	(768,037)
Forfeited (in shares)	(402,907)
Ending balance (in shares)	3,299,394	2,265,375
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 22.39
Granted (in dollars per share)	7.58	$ 23.31	$ 28.52
Vested (in dollars per share)	17.90
Forfeited (in dollars per share)	22.73
Ending balance (in dollars per share)	$ 13.50	$ 22.39
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 20,053,000
Weighted average future recognition period	1 year 6 months 29 days
Total vest-date fair value of stock awards vested (in dollars)	$ 13,400,000.0	$ 11,700,000.0	$ 16,300,000.0
Restricted Stock Units (RSUs)
Stock Award Activity
Granted (in shares)	1,538,583
Vested (in shares)	(530,880)	0	0
Forfeited (in shares)	(107,661)
Ending balance (in shares)	900,042
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 19.52
Vested (in dollars per share)	19.57
Forfeited (in dollars per share)	19.57
Ending balance (in dollars per share)	$ 19.49
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 3,917,000
Weighted average future recognition period	4 months 24 days
Total vest-date fair value of stock awards vested (in dollars)	$ 8,400,000.0